Segment Information - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Insurance revenue	€ 9,841	€ 10,386	€ 11,251
Insurance service expenses	9,790	10,226	11,097
Net income / (expenses) on reinsurance held	325	182	275
Net fair value change of derivatives	(35)		(129)
Net reinsurance finance income / (expenses) on reinsurance held	611	699	599
Investment contract income / (expenses)	(8,781)	(7,851)	9,808
Other income	(153)	(35)	(341)
Other charges	8	92
Segment total [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Result before tax from continuing operations	660	(391)	827
Elimination of share in earnings of joint ventures and associates	(234)	(19)	59
Insurance revenue	2	(15)	1
Insurance service expenses	428	427	442
Net income / (expenses) on reinsurance held	(56)	(23)	(40)
Net fair value change of financial investments at fair value through profit or loss, other than derivatives	(240)	(224)	183
Net fair value change of derivatives	3	(7)
Realized gains and losses on financial investments	93	683	670
Net fair value change on investments in real estate	(1)	(2)	(1)
Impairment (losses) reversals	229	90	121
Insurance finance income / (expenses)	440	375	(614)
Net reinsurance finance income / (expenses) on reinsurance held	(13)	(85)	68
Investment contract income / (expenses)	(6)	(5)	(2)
Net fair value change on borrowings and other financial liabilities			(5)
Fee and commission income	(21)	(11)	(14)
Commissions and expenses	342	597	378
Other income	(146)	(18)	(341)
Other charges	6	79
Results of businesses disposed during reporting periods	0	48	70
Operating result	1,485	1,498	1,802
Tax effect	(309)	(246)	(386)
Operating result after tax	€ 1,176	€ 1,252	€ 1,416